EARNINGS PER SHARE - Summary of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator: Basic EPS
Net loss	$ (52,726)	$ (65)
Less: Undistributed earnings attributable to participating securities	0	0
Net loss attributable to common stockholders-basic	$ (52,726)	$ (65)
Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	2,452,082	1,981,097
Earnings Per Share, Basic	$ (21.5)	$ (0.03)
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$ (52,726)	$ (65)
Denominator: Diluted EPS
Weighted average shares of common stock outstanding diluted	2,452,082	1,981,097
Dilutive potential shares of common stock:
Options to purchase shares of common stock	0	0
Warrants to purchase shares of common stock	0	0
Weighted average shares of common stock outstanding-diluted	2,452,082	2,044,813
Net loss per common share - diluted	$ (21.5)	$ (0.03)